RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due from related parties comprised of amounts receivable from the sales of goods

	At December 31,
	2012	2013
Zhejiang Yuhuan (1)	$276,721	$228,305
Jinko and its subsidiaries(2)	5,479,588	180,102
Quanzhou Heyday(3)	128,409	—
Xinjiang Garson(4)	4,919,772	—
Total	$10,804,490	$408,407

Schedule of amounts due to related parties comprised of amounts payable to purchase of raw materials and others
	At December 31,
	2012	2013
Zhejiang Yaohui (5)	$2,000,307	$6,689,269
Jinko and its subsidiaries (2)	16,227,011	2,302,375
Jiashan Kaiwo(6)	598,231	218,135
Total	$18,825,549	$9,209,779

Schedule of related party transactions

:

	Years ended December 31,
	2011	2012	2013
Sale of goods to Jinko and its subsidiaries(2)	6,757,761	59,480,575	2,884,843
Purchase of raw materials from Jinko and its subsidiaries (2)	4,487,954	85,050,423	18,344,180
Outsourced inventory to Jinko and subsidiaries(2)	—	2,570,365	—
Purchase of raw materials from Zhejiang Yaohui(5)	3,672,150	7,187,878	4,955,620
Rental payment to Zhejiang Yuhuan(1)	—	68,476	3,253
Rental expense to Zhejiang Yuhuan(1)	11,140	3,170	70,270
Sale of goods to Xinjiang Garson(4)	—	4,175,662	255,891
Purchase of raw materials from Jiashan Kaiwo(6)	—	1,208,202	211,235

In January 2009, Mr. Xianshou Li and his family individually or jointly provided guarantees of RMB 1,225,250,095 ($202,396,613), for short-term and long-term borrowings from various domestic banks from January 24, 2009 to January 24, 2014.

(1)              Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) was controlled by Xianshou Li.

(2)              The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)

(3)              Quanzhou Heyday Solar Technology Co., Ltd. (“Quanzhou Heyday”) was a noncontrolling shareholder of Ningde Hengyang. Ningde Hengyang was sold on July 18, 2013, as a result Quanzhou Heyday ceased to be a related party to the company.

(4)              Xinjiang Garson Co., Ltd.(“ Xinjiang Garson”) was a noncontrolling shareholder of Keping.

(5)              The director of ReneSola Ltd has been the director of Zhejiang Yaohui Photovoltaic Co., Ltd.( “Zhejiang Yaohui”)

(6)              Jiashan Kaiwo Trading Co., Ltd.(“Jiashan Kaiwo”) was controlled by Xianshou Li.